[redacted]

11000591

13FCON P 5/16/2011

CONFIDENTIAL TREATMENT

NON-PUBLI

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

CONFIDENTIAL

RECEIVED
NOV 15 2010
OFFICE OF THE SECRETARY

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: **Davidson Kempner Capital Management LLC**
Addres: **65 East 55th Street, 19th Floor**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Timothy I. Levart**
Title: **Chief Operating Officer**
Phone: **212-446-4020**

Signature, Place, and Date of Signing:

[Signature]	NY , NY [City, State]	**11/11/10** [Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ____0____

Form 13 F Information Table Entry Total: ____13____

Form 13 F Information Table Value Total: ____$726,425
(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 09/30/2010
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
ADC Telecommunications Inc	CS	000886309	12,177	962,615	SH		SOLE		962,615		
Enterprise GP Holdings LP	CS	293716106	25,091	427,300	SH		SOLE		427,300		
Genzyme Corp	CS	372917104	110,248	1,556,956	SH		SOLE		1,556,956		
McAfee Inc	CS	579064106	80,715	1,707,900	SH		SOLE		1,707,900		
Netezza Corp	CS	64111N101	9,053	335,900	SH		SOLE		335,900		
Pactiv Corp	CS	695257105	38,670	1,172,523	SH		SOLE		1,172,523		
Psychiatric Solutions Inc	CS	74439H108	40,599	1,210,112	SH		SOLE		1,210,112		
			316,553								

CONFIDENTIAL TREATMENT REQUESTED UNTIL FEBRUARY 14, 2011

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 09/30/2010
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
Alberto-Culver Co	CS	013078100	3,776	100,300	SH		SOLE		100,300		

CONFIDENTIAL TREATMENT REQUESTED UNTIL MAY 15, 2011

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 09/30/2010
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Shared	None
Airgas Inc.	CS	009363102	100,596	1,480,442	SH		SOLE		1,480,442		
Airgas Inc.	CS	009363102	6,041	88,900		PUT	SOLE		88,900		
Alcon Inc.	CS	H01301102	279,019	1,672,877	SH		SOLE		1,672,877		
Novartis AG	CS	66987V109	11,609	201,300		CALL	SOLE		201,300		
Novartis AG	CS	66987V109	8,651	150,000		PUT	SOLE		150,000		
			405,916								

CONFIDENTIAL TREATMENT REQUESTED UNTIL AUGUST 14, 2011